CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Share Capital [Member]	Subscription of shares to be capitalized [Member]	Capital reserve [Member]	Profits reserves [Member]	Equity valuation adjustments [Member]	Retained earnings [member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Beginning balance at Dec. 31, 2016	R$ 6,294		R$ 1,925	R$ 5,200	R$ (489)		R$ 12,930	R$ 4	R$ 12,934
Expired dividends of previous years
Subscription of shares, to be capitalized		1,215					1,215		1,215
NET INCOME FOR THE YEAR						1,001	1,001	1	1,002
Remeasurement of obligations of the defined benefit plans, net of taxes					(261)		(261)		(261)
Equity gain (loss) on other comprehensive income in subsidiary and jointly-controlled entity					(41)		(41)		(41)
Realization of PP&E deemed cost					(46)	28	(18)		(18)
Appropriation of Net income for the year
Tax incentives reserve				1		(1)
Proposed dividends						(500)	(500)		(500)
Additional dividends proposed, Non-controlling interests								(1)	(1)
Retained earnings reserve				528		(528)
Ending balance at Dec. 31, 2017	6,294	1,215	1,925	5,729	(837)		14,326	4	14,330
Beginning balance, previously presented	6,294	1,215	1,925	5,729	(837)		14,326	4	14,330
First time adoption of IFRS 9 and IFRS 15						(157)	(157)		(157)
Proposed dividends from prior years				(127)			(127)		(127)
Expired dividends of previous years						42	42		8
Subscription of shares, to be capitalized		110					110		110
Non-controlling interests								1,314	1,314
Subscription of capital	1,000	(1,000)
Goodwill on subscription of shares		(325)	325
NET INCOME FOR THE YEAR						1,700	1,700	42	1,742
Remeasurement of obligations of the defined benefit plans, net of taxes					(463)		(463)		(463)
Realization of PP&E deemed cost					(27)	42	15		15
Appropriation of Net income for the year
Tax incentives reserve				9		(9)
Proposed dividends						(867)	(867)		(867)
Retained earnings reserve				751		(751)
Unrealized profit reserve									835
Ending balance at Dec. 31, 2018	7,294		2,250	6,362	(1,327)		14,579	1,360	15,939
Expired dividends of previous years
Non-controlling interests								(1,357)	(1,357)
NET INCOME FOR THE YEAR						3,127	3,127	1	3,128
Remeasurement of obligations of the defined benefit plans, net of taxes					(1,055)		(1,055)		(1,055)
Realization of PP&E deemed cost					(25)	25
Appropriation of Net income for the year
Tax incentives reserve				18		(18)
Proposed dividends						(764)	(764)		(764)
Retained earnings reserve				1,535		(1,535)
Unrealized profit reserve				835		(835)			835
Ending balance at Dec. 31, 2019	R$ 7,294		R$ 2,250	R$ 8,750	R$ (2,407)		R$ 15,887	R$ 4	R$ 15,891